Cobalt Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of the inventory on hand	A summary of the inventory on hand at December 31, 2023 and December 31, 2022 is as follows:

	December 31	December 31
(in thousands)	2023	2022

Cobalt Inventory, carried at:

Cost	$1,372	$-

Net realizable value	-	10,530

Total cobalt inventory	$1,372	$10,530